Inventory (Tables)	12 Months Ended
Mar. 31, 2022
Classes of current inventories [abstract]
Disclosure of inventories [Table Text Block]
	March 31, 2022	March 31, 2021
Work in Process	$17,025,863	$10,048,518
Finished Goods	15,228,991	2,413,449
Total	$32,254,854	$12,461,967